Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2016
Accounting Policies [Abstract]
Summary Of Derivative Instruments Contracts

Derivative contracts in place as of September 30, 2015

Production volume
Contract period	covered per month	Index	Contract price
Natural gas costless collars
January - December 2015	100,000 Mmbtu	NYMEX Henry Hub	$3.50 floor / $4.10 ceiling
January - December 2015	70,000 Mmbtu	NYMEX Henry Hub	$3.25 floor / $4.00 ceiling
April - October 2015	50,000 Mmbtu	NYMEX Henry Hub	$3.50 floor / $4.00 ceiling
May - October 2015	70,000 Mmbtu	NYMEX Henry Hub	$3.50 floor / $3.95 ceiling
Oil costless collars
July - December 2015	10,000 Bbls	NYMEX WTI	$80.00 floor / $86.50 ceiling
Oil fixed price swaps
April - December 2015	5,000 Bbls	NYMEX WTI	$94.56
July - December 2015	7,000 Bbls	NYMEX WTI	$93.91

Derivative contracts in place as of September 30, 2016

Production volume
Contract period	covered per month	Index	Contract price
Natural gas costless collars
April - October 2016	200,000 Mmbtu	NYMEX Henry Hub	$1.95 floor / $2.40 ceiling
October - December 2016	70,000 Mmbtu	NYMEX Henry Hub	$2.75 floor / $3.05 ceiling
October - December 2016	50,000 Mmbtu	NYMEX Henry Hub	$2.90 floor / $3.40 ceiling
November 2016 - March 2017	50,000 Mmbtu	NYMEX Henry Hub	$2.25 floor / $3.65 ceiling
November 2016 - March 2017	80,000 Mmbtu	NYMEX Henry Hub	$2.25 floor / $3.95 ceiling
November 2016 - March 2017	50,000 Mmbtu	NYMEX Henry Hub	$2.60 floor / $3.25 ceiling
January - June 2017	50,000 Mmbtu	NYMEX Henry Hub	$2.85 floor / $3.35 ceiling
January - December 2017	50,000 Mmbtu	NYMEX Henry Hub	$2.80 floor / $3.47 ceiling
January - December 2017	50,000 Mmbtu	NYMEX Henry Hub	$3.00 floor / $3.35 ceiling
April - December 2017	50,000 Mmbtu	NYMEX Henry Hub	$2.80 floor / $3.35 ceiling
April - December 2017	50,000 Mmbtu	NYMEX Henry Hub	$2.75 floor / $3.35 ceiling
Natural gas fixed price swaps
October 2016	100,000 Mmbtu	NYMEX Henry Hub	$2.410
October 2016 - March 2017	25,000 Mmbtu	NYMEX Henry Hub	$3.200
November 2016 - April 2017	80,000 Mmbtu	NYMEX Henry Hub	$2.955
January - December 2017	25,000 Mmbtu	NYMEX Henry Hub	$3.100
April - December 2017	50,000 Mmbtu	NYMEX Henry Hub	$3.070
Oil costless collars
July - December 2016	3,000 Bbls	NYMEX WTI	$35.00 floor / $49.00 ceiling
October - December 2016	3,000 Bbls	NYMEX WTI	$40.00 floor / $47.25 ceiling
October 2016 - March 2017	3,000 Bbls	NYMEX WTI	$40.00 floor / $58.50 ceiling
October 2016 - March 2017	3,000 Bbls	NYMEX WTI	$45.00 floor / $54.00 ceiling
October 2016 - March 2017	3,000 Bbls	NYMEX WTI	$45.00 floor / $55.50 ceiling

Summary Of Derivative Contracts

	9/30/2016				9/30/2015
	Fair Value (a)				Fair Value (a)
	Commodity Contracts				Commodity Contracts
	Current Assets	Current Liabilities	Non-Current Assets	Non-Current Liabilities	Current Assets
Gross amounts recognized	$68,235	$471,847	$4,759	$29,418	$4,210,764
Offsetting adjustments	(68,235)	(68,235)	(4,759)	(4,759)	-
Net presentation on Balance Sheets	$-	403,612	$-	24,659	$4,210,764

(a)	See Fair Value Measurements section for further disclosures regarding fair value of financial instruments.

Summary Of Fair Value Measurement Information For Financial Assets And Liabilities Measured At Fair Value On A Recurring Basis

	Fair Value Measurement at September 30, 2016
	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs	Total Fair
	(Level 1)	(Level 2)	(Level 3)	Value
Financial Assets (Liabilities):
Derivative Contracts - Swaps	$-	$(111,613)	$-	$(111,613)
Derivative Contracts - Collars	$-	$-	$(316,658)	$(316,658)

	Fair Value Measurement at September 30, 2015
	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs	Total Fair
	(Level 1)	(Level 2)	(Level 3)	Value
Financial Assets (Liabilities):
Derivative Contracts - Swaps	$-	$2,319,515	$-	$2,319,515
Derivative Contracts - Collars	$-	$-	$1,891,249	$1,891,249

Summary Of Unobservable Inputs For Level 3 Fair Value Measurements

Instrument Type	Unobservable Input	Range	Weighted Average	Fair Value Assets (Liabilities) September 30, 2016

Oil Collars	Oil price volatility curve	0% - 25.87%	15.06%	$(99,005)
Natural Gas Collars	Natural gas price volatility curve	0% - 32.76%	22.50%	$(217,653)

Summary Of Reconciliation Of Derivative Contracts Classified As Level 3 Measurements

Derivatives
Net Asset (Liability) Balance of Level 3 as of October 1, 2015	$1,891,249
Total gains or (losses):
Included in earnings	(4,200,367)
Included in other comprehensive income (loss)	-
Purchases, issuances and settlements	1,992,460
Transfers in and out of Level 3	-
Net Asset (Liability) Balance of Level 3 as of September 30, 2016	$(316,658)

Summary Of Impairments Associated With Certain Assets Measured At Fair Value On A Nonrecurring Basis Within Level 3

	Year Ended September 30,
	2016		2015
	Fair Value	Impairment	Fair Value	Impairment

Producing Properties (a)	$9,877,905	$12,001,271	$4,897,269	$5,009,191

(a)

At the end of each quarter, the Company assessed the carrying value of its producing properties for impairment. This assessment utilized estimates of future cash flows. Significant judgments and assumptions in these assessments include estimates of future oil, NGL and natural gas prices using a forward NYMEX curve adjusted for projected inflation, locational basis differentials, drilling plans, expected capital costs and an applicable discount rate commensurate with risk of the underlying cash flow estimates. These assessments identified certain properties with carrying value in excess of their calculated fair values.

Summary Of Asset Retirement Obligation

	2016	2015
Asset Retirement Obligations as of beginning of the year	$2,824,944	$2,638,470
Accretion of Discount	128,722	126,769
Wells Acquired or Drilled	17,338	78,110
Wells Sold or Plugged	(12,956)	(18,405)
Asset Retirement Obligations as of end of the year	$2,958,048	$2,824,944